Open Tax Years and Tax Examinations (Detail)	12 Months Ended
Dec. 31, 2015
China
Income Tax Contingency [Line Items]
Ongoing Examinations	In liquidation-review
Cyprus
Income Tax Contingency [Line Items]
Ongoing Examinations	In liquidation-review
United Kingdom
Income Tax Contingency [Line Items]
Ongoing Examinations	2013
Earliest Tax Year | Australia
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2013
Earliest Tax Year | BRAZIL
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2014
Earliest Tax Year | Canada
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2013
Earliest Tax Year | China
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2010
Earliest Tax Year | Cyprus
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2011
Earliest Tax Year | Czech Republic
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
Earliest Tax Year | DENMARK
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2011
Earliest Tax Year | France
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2011
Earliest Tax Year | Germany
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2010
Ongoing Examinations	2010
Earliest Tax Year | Israel
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2011
Earliest Tax Year | Malta
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2014
Earliest Tax Year | Netherlands
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2009
Ongoing Examinations	2011
Earliest Tax Year | NORWAY
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2013
Earliest Tax Year | Serbia
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
Earliest Tax Year | SPAIN
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
Earliest Tax Year | SWEDEN
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2008
Earliest Tax Year | Switzerland
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2010
Earliest Tax Year | United Kingdom
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
Earliest Tax Year | Ukraine
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2014
Earliest Tax Year | United States
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
Latest Tax Year | Australia
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2015
Latest Tax Year | BRAZIL
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2015
Latest Tax Year | Canada
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2015
Latest Tax Year | China
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2015
Latest Tax Year | Cyprus
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2015
Latest Tax Year | Czech Republic
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2015
Latest Tax Year | DENMARK
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2015
Latest Tax Year | France
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2015
Latest Tax Year | Germany
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2015
Ongoing Examinations	2012
Latest Tax Year | Israel
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2015
Latest Tax Year | Malta
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2015
Latest Tax Year | Netherlands
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2015
Ongoing Examinations	2012
Latest Tax Year | NORWAY
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2015
Latest Tax Year | Serbia
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2015
Latest Tax Year | SPAIN
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2015
Latest Tax Year | SWEDEN
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2015
Latest Tax Year | Switzerland
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2015
Latest Tax Year | United Kingdom
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2015
Latest Tax Year | Ukraine
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2015
Latest Tax Year | United States
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2015
VAT | Netherlands
Income Tax Contingency [Line Items]
Ongoing Examinations	2013